CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Revenue	$ 4,031,017	$ 3,748,971
Revenue			$ 2,767,476
Reimbursed revenue			233,574
Total revenue			3,001,050
Operating costs and expenses:
Direct costs, exclusive of depreciation and amortization	1,484,258	1,333,812	1,302,983
Reimbursed costs	924,634	940,913	233,574
Selling, general and administrative expenses	938,806	813,035	809,333
Recapitalization costs	0	0	114,766
Depreciation and amortization	264,830	258,974	279,066
Goodwill and long-lived asset impairments	1,284	29,626	43,459
Total operating costs and expenses	3,613,812	3,376,360	2,783,181
Income from operations	417,205	372,611	217,869
Interest expense, net of interest income of $5,233, $5,454 and $3,553 in 2019, 2018 and 2017, respectively	(311,744)	(263,618)	(253,891)
(Loss) gain on investments	(19,043)	15,936	92,750
Other (expense) income, net	(27,143)	21,701	(40,259)
Income before income tax benefit	59,275	146,630	16,469
Provision for (benefit from) income taxes	2,957	39,579	(284,360)
Income before equity in losses of unconsolidated affiliates	56,318	107,051	300,829
Equity in losses of unconsolidated affiliates, net of income taxes	(3,563)	(186)	0
Net income	52,755	106,865	300,829
Net income attributable to noncontrolling interest	(4,934)	(2,679)	(4,802)
Net income attributable to PPD, Inc.	47,821	104,186	296,027
Recapitalization investment portfolio consideration	6,846	(7,849)	(97,136)
Net income attributable to common stockholders of PPD, Inc.	$ 54,667	$ 96,337	$ 198,891
Earnings per share attributable to common stockholders of PPD, Inc.:
Basic (in usd per share)	$ 0.20	$ 0.34	$ 0.68
Diluted (in usd per share)	$ 0.19	$ 0.34	$ 0.68
Weighted-average common shares outstanding:
Basic (in shares)	279,285	279,238	291,027
Diluted (in shares)	280,693	279,317	293,826